Loss Before Income Tax - Summary of Loss Before Income Tax (Parenthetical) (Details) - Income Statement Functional Expense Categories - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 5,870,168	$ 3,655,346	$ 5,535,845
Research and development
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	2,797,830	1,669,514	3,547,182
Manufacturing and commercialization
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	176,907	(1,136)	378,096
Management and administration
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 2,895,431	$ 1,986,968	$ 1,610,567